Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities for Reporting Purposes - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Financing Lease Liabilities for Reporting Purposes [Abstract]
Long-term portion of finance lease liabilities		$ 282,015
Current maturities of finance lease liabilities		58,264
Total		$ 340,279